Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Summary of Store Activity
Store activity for the period ended September 30, 2021 and the year ended December 31, 2020 is as follows:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021	Year Ended December 31, 2020

Franchised stores, beginning of the period	97	102	117
Stores opened during the period	—	3	9
Stores transferred/sold to the Company	—	—	(2)
Stores closed during the period	(4)	(12)	(22)

Franchised stores, end of the period	93	93	102

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021	Year Ended December 31, 2020

Corporate owned stores, beginning of the period	22	17	13
Stores opened during the period	2	7	2
Stores transferred/sold to the Company	—	—	2
Stores closed during the period	(1)	(1)	—

Corporate owned stores, end of the period	23	23	17

Schedule of reconciliation of net loss per common share
Basic and diluted loss per common share is calculated as follows (in thousands, except share data):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Numerator:
Net income attributable to common shareholders	$(5,018)	$(4,237)
Reversal of Gain on change in value of warrant liability	—	(12,619)

Net loss attributable to common shareholders, diluted	$(5,018)	$(16,856)

Denominator:
Weighted average common shares outstanding, basic	17,892,769	17,866,168
Effect of dilutive securities
Warrants	—	282,472
UPOs	3,163	5,794

Diluted weighted average shares outstanding	17,895,932	18,154,434

Basic net income per common share	$(0.28)	$(0.24)
Diluted net loss per common share	$(0.28)	$(0.93)
For the three months ended September 30, 2021, there were no dilutive warrants. Excluded from the diluted weighted average shares outstanding for the three months ended September 30, 2021 are share equivalents of 1,529,200 and
7,600
related to warrants and UPOs, respectively, as such amounts are anti-dilutive.
For the nine months ended September 30, 2021, there were dilutive warrants only for the quarter ended June 30, 2021, and as such the reversal of the change in value of warrant liability is included for that period. Included in the diluted weighted shares outstanding for the nine months ended September 30, 2021 is the respective average share equivalents of dilutive warrants and UPOs for that period.